Inventory (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Inventory
Raw materials	$ 158,093	$ 542,062
Finished products	351,867	231,836
Work in process	388,726	295,800
Inventory, Net, Total	$ 898,686	$ 1,069,698